Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current
Deferred rent	€ 85	€ 55
Other accrued liabilities		1
Accrued expenses and other liabilities non current	85	56
Current
Accrued fees to rights holders	832	639
Accrued salaries, vacation, and related taxes	41	34
Accrued social costs for options and RSUs	64	87
Other accrued expenses	139	121
Accrued expenses and other liabilities current	1,076	881
Accrued expenses and other liabilities	€ 1,161	€ 937